NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 9. NOTE PAYABLE

Notes payable are as follows:

	March 31,	December 31,
	2015	2014
Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 25, 2014, issued to an accredited investor, maturing July 24, 2015, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holder’s option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

5% Original issue discount senior secured convertible promissory note dated March 5, 2014, issued to accredited investors, maturing September 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	38,377	248,902

5% Original issue discount senior secured convertible promissory note dated May 5, 2014, issued to accredited investors, maturing November 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	337,719	482,456

5% Original issue discount senior secured convertible promissory note dated June 5, 2014, issued to accredited investors, maturing December 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	-	146,197

5% Original issue discount senior secured convertible promissory note dated July 1, 2014, issued to accredited investors, maturing January 5, 2016, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	-	578,947

5% Original issue discount senior secured convertible promissory note dated July 31, 2014, issued to accredited investors, maturing February 1, 2016, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	2,189,067	2,894,739

Convertible promissory note dated February 27, 2015, issued to accredited investors, maturing August 27, 2016, bearing interest at a rate of 12% per annum. The conversion price in effect is $0.1677, subject to adjustment.	88,126	-

Total Debt	2,917,595	4,615,547

Less short-term portion	2,829,469	4,615,547

Long-term portion	$88,126	$-

Total debt as of March 31, 2015 and December 31, 2014, was $2,917,595 and $4,615,547, respectively, which included unamortized debt discount of $661,874 and $0, respectively. The senior secured promissory notes are secured by shares of common stock. There was accrued interest of $239,298 as of March 31, 2015.

On February 27, 2015, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”) relating to the issuance and sale (the “Offering”) of (i) 12% Convertible Promissory Notes (the “Notes”) in the aggregate principal amount of Three Million Dollars ($3,000,000), that are convertible into shares (the “Conversion Shares”) of our common stock, par value $0.001 per share, and (ii) warrants (the “Warrants”) to acquire shares (the “Warrant Shares”) of our common stock pursuant to the terms of the Purchase Agreement. The purchase of the Notes is expected to occur in six (6) tranches (each, a “Tranche”, and, collectively, the “Tranches”), with the first Tranche of $750,000 closing simultaneously with the execution of the Purchase Agreement. Each additional Tranche is expected to be in the amount of $450,000 and, as long as we are not in default of the Notes, each Tranche is expected to close on every 30th day following the previous closing date; however, the closing of the third through sixth Tranches is subject to the mutual agreement of the parties. The second tranche of $450,000 closed on April 6, 2015. The third tranche of $450,000 closed on May 12, 2015.

The Purchase Agreement contains customary representations, warranties, and covenants by, among, and for the benefit of the parties. The Purchasers were granted customary participation rights in future financings. The Purchase Agreement also limits our ability to engage in subsequent equity sales for a certain period of time.

The proceeds from the Offering are intended to be used for general corporate proceeds and cannot be used: (i) for the satisfaction of any portion of our debt (other than payment of trade payables in the ordinary course of our business and prior practices), (ii) for the redemption of our common stock or common stock equivalents, (iii) for the settlement of any outstanding litigation, or (iv) in violation of the Foreign Corrupt Practices Act or the Office of Foreign Assets Control.

We have drawn down two additional tranches in the amount of $900,000 in the second quarter of 2015.

The Offering is exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(a)(2) of the Securities Act (in that the Notes, the Conversion Shares, the Warrants, and the Warrant Shares were sold by us in a transaction not involving any public offering) and pursuant to Rule 506 of Regulation D promulgated thereunder. The Notes, the Conversion Shares, the Warrants, and the Warrant Shares are restricted securities that have not been registered under the Securities Act, and will not be registered under the Securities Act, and may not be offered or sold absent registration or applicable exemption from the registration requirements.

During the second quarter of 2015, debt and accrued interest in the amount of $637,368 was converted into 4,734,874 shares of common stock.

Notes payable is as follows:

	December 31,	December 31,
	2014	2013

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into Common Stock at $0.75 per share.	5,000	5,000

Promissory note dated July 26, 2013, issued to an accredited investor, maturing July 15, 2014, bearing interest at a rate of 12% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into Common Stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	-	3,474

Senior secured promissory notes dated July 26, 2013, issued to accredited investors, maturing April 26, 2013, bearing interest at a rate of 6% per annum. Principal and interest was converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option during the quarter ended March 31, 2014.	-	250,000

Senior secured promissory notes dated October 10, 2013, issued to accredited investors, maturing April 5, 2014, bearing interest at a rate of 6% per annum. Principal and interest was converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option during the quarter ended March 31, 2014.	-	54,900

Senior secured promissory note dated October 10, 2013, issued to an accredited investor, maturing May 22, 2014, bearing interest at a rate of 6% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option. $50,000 was converted during the six months ended June 30, 2014.	50,000	-

Senior secured promissory notes dated November 22, 2013, issued to accredited investors, maturing May 15, 2014, bearing interest at a rate of 6% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option. $175,000 was converted during the quarter ended March 31, 2014. $100,000 principal plus accrued interest was paid during the quarter ended March 31, 2014.	275,000	-

Senior secured promissory notes dated December 5, 2013, issued to accredited investors, maturing July 1, 2014, bearing interest at a rate of 12% per annum. Principal and interest was converted into equity during the year ended December 31, 2014.	300,000	-

5% Original issue discount senior secured convertible promissory note dated March 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	248,902	-

5% Original issue discount senior secured convertible promissory note dated May 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	482,456	-

5% Original issue discount senior secured convertible promissory dated June 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	146,197	-

5% Original issue discount senior secured convertible promissory note dated July 1, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	547,948	-

5% Original issue discount senior secured convertible promissory note dated July 31, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	2,894,739	-

	$4,615,547	$1,197,680

The senior secured promissory notes are secured by shares of Common Stock. There is accrued interest of $270,918 as of December 31, 2014.